DEBT INSTRUMENTS IN ISSUE - Additional Information (Details) $ in Millions, $ in Millions						12 Months Ended
	Jul. 31, 2020 USD ($)	Jun. 18, 2020 USD ($)	Jan. 29, 2020 USD ($)	Dec. 18, 2019 COP ($)	Jul. 19, 2019 COP ($)	Dec. 31, 2020 COP ($)	Dec. 31, 2019 COP ($)	Dec. 31, 2018 COP ($)	Jan. 08, 2020	Dec. 31, 2019 USD ($)	Dec. 31, 2019 COP ($)	Dec. 18, 2019 USD ($)
Disclosure of debt securities in issue [Line Items]
Interest rate						1.75%				4.25%	4.25%
Repayment of borrowings from other financial institutions						$ 14,919,903	$ 14,365,716	$ 14,472,128
Recognised a modification loss				$ 1,994
Debt in issue designated amount						32,353,722					$ 18,725,709
Held to maturity Security
Disclosure of debt securities in issue [Line Items]
Obligation under past due status						$ 0
Banistmo S.A. y filiales
Disclosure of debt securities in issue [Line Items]
Notional amount	$ 400.0
Borrowings term of maturity	7 years
Debt instrument semi annual interest rate	4.25%
Banco Agrcola S.A.
Disclosure of debt securities in issue [Line Items]
Repayment of borrowings from other financial institutions		$ 300,371.1
Senior Notes 5.950 Percent Due 2021
Disclosure of debt securities in issue [Line Items]
Interest rate									5.95%
Senior Notes 3 Percent
Disclosure of debt securities in issue [Line Items]
Notional amount			$ 950.0
Borrowings term of maturity			5 years
Debt instrument semi annual interest rate			3.00%
Ordinary bonds
Disclosure of debt securities in issue [Line Items]
Interest rate					1.60%
Borrowings term of maturity					5 years
Bonds issued					$ 657,000
Subordinated notes
Disclosure of debt securities in issue [Line Items]
Interest rate												4.625%
Borrowings term of maturity				10 years
Debt in issue designated amount										$ 2,200.0		$ 550,000.0